Financial Instruments and Risk Management - Notional Amounts of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Euros into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	$ 18.6
Japanese Yen into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	34.2
Dollars into NIS [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	43.1
Korean Won into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	25.1
Chinese Yuan into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	13.1
Taiwan Dollars into Dollars [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	27.7
Dollars into British Pounds [Member]
Forward exchange and options for conversion of:
Notional amounts of derivatives	$ 39.9